INTANGIBLE ASSETS (Details) - USD ($)	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2019
Finite-Lived Intangible Assets, Net [Abstract]
Technology (3 years)	$ 520,000	$ 520,000	$ 520,000
Less: accumulated amortization	(505,552)	(418,886)	(245,554)
Intangible assets, net	$ 14,448	$ 101,114	$ 274,446